11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 15) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Discount rate: 4%
Disclosure of defined benefit plans [line items]
Obligation	$ 39
Variation	$ 3
Percentage of variation	10.00%
Discount rate: 6%
Disclosure of defined benefit plans [line items]
Obligation	$ 33
Variation	$ (3)
Percentage of variation	(9.00%)
Salaries increase: 0%
Disclosure of defined benefit plans [line items]
Obligation	$ 34
Variation	$ (2)
Percentage of variation	(5.00%)
Salaries increase: 2%
Disclosure of defined benefit plans [line items]
Obligation	$ 38
Variation	$ 2
Percentage of variation	6.00%